Investments (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Long Term Investments

The Company’s long-term investments consist of the following:

	As of March 31,
	2018	2019
	RMB	RMB
Available-for-sale investments
Shanghai Kuailaimai Information and Technology Co., Ltd. (“Kuailaimai”)	15,847	14,259
iSNOB	20,768	38,378
Huzan Inc. (“Huzan”)	14,021	19,822

	50,636	72,459
Equity method investment
JM Weshop (Cayman) Inc. (“JM Weshop”)	150,401	169,262

Total	201,037	241,721

Schedule of Available-for-sale Investments

The following table summarizes, by major security type, the Company’s available-for-sale investments as of March 31, 2017, 2018 and 2019:

	As of March 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost	7,500	35,500	31,235
Unrealized Gains, including foreign exchange adjustment	3,435	15,136	41,224

Fair Value	10,935	50,636	72,459

Summary of Gain from Investment Disposal

The Company recognized a “Gain from investment disposal” of RMB31,236 in the Consolidated Statements of Operations and Comprehensive loss as follows:

RMB
Cash consideration collected	35,501
Less: Carrying value of investment as at November 20, 2018	(13,658)
Add: Realized gain in other comprehensive income	9,393

Gain from investment disposal	31,236

JM Weshop (Cayman) Inc.
Summary of the Carrying Amount for the Investment

The carrying amount for the investment in JM Weshop as of March 31, 2018 and 2019 were as follows:

	As of March 31,
	2018	2019
	RMB	RMB
Investment cost	158,627	159,711
Foreign currency translation	(1,179)	8,425

Total investment cost	157,448	168,136

Value booked under equity method
Share of cumulative (loss)/gain	(4,923)	2,312
Share of other comprehensive loss	(2,124)	(1,186)

Total booked value under equity method	(7,047)	1,126

Net book value	150,401	169,262

Schedule of Assumptions Used	The key assumptions adopted in the valuation as of March 1, 2018 are as following:

As of March 1, 2018
Revenue growth rate	10% - 200%
Gross margin rate	(20)% - 53.5%
Discount rate	26%

Schedule of Equity Method Investments Disclosure

Investment in JM Weshop is accounted for using the equity method with the investment cost allocated as follows:

	As of March 31,
	2018	2019
	RMB	RMB
Carrying value of investment in JM Weshop’s	150,401	169,262
Proportionate share of JM Weshop’s net tangible and intangible assets	102,127	116,379

Excess of carrying value of the investment over proportionate share of JM Weshop’s net tangible and intangible assets	48,274	52,883

The excess of carrying value has been primarily assigned to:
Goodwill	48,274	52,883

Cumulative (loss)/gain in equity interest in JM Weshop	(4,923)	2,312
Cumulative other comprehensive loss in equity interest in JM Weshop	(2,124)	(1,186)

Total	(7,047)	1,126